Net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for basic and diluted net loss per share:
Net loss for the year	$ (8,706,015)	$ (19,678,749)	$ (11,145,306)
Denominator for basic net loss per share:
Weighted average number of common shares outstanding	31,648,001	26,448,594	18,080,533
Adjusted denominator for diluted net loss per share	31,648,001	26,448,594	18,080,533
Basic	$ (0.28)	$ (0.74)	$ (0.62)
Diluted	$ (0.28)	$ (0.74)	$ (0.62)
Anti dilutive securities not included in the calculation of diluted earnings per share	8,566,432	4,376,683	2,308,478